4. LOANS RECEIVABLE - Allocation of the allowance for loan losses by loan type (Details 3) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Ending balance allocation:
Individually evaluated for impairment	$ 138	$ 0
Collectively evaluated for impairment	7,730	8,559
Loans:
Ending Balance individually evaluated for impairment	7,557	8,717
Ending Balance Collectively evaluated for impairment	678,893	667,660
Real Estate-Commercial-real estate [Member]
Ending balance allocation:
Individually evaluated for impairment	138	0
Collectively evaluated for impairment	1,821	2,045
Loans:
Ending Balance individually evaluated for impairment	5,558	3,523
Ending Balance Collectively evaluated for impairment	128,091	117,034
Real Estate-Commercial-construction [Member]
Ending balance allocation:
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	141	141
Loans:
Ending Balance individually evaluated for impairment	0	0
Ending Balance Collectively evaluated for impairment	8,593	7,357
Real Estate-Commercial-Land [Member]
Ending balance allocation:
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	398	437
Loans:
Ending Balance individually evaluated for impairment	0	4,658
Ending Balance Collectively evaluated for impairment	10,349	8,654
Real Estate-Residential-construction [Member]
Ending balance allocation:
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	80	80
Loans:
Ending Balance individually evaluated for impairment	0	0
Ending Balance Collectively evaluated for impairment	5,112	9,478
Real Estate-Residential-real estate [Member]
Ending balance allocation:
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	3,931	4,390
Loans:
Ending Balance individually evaluated for impairment	597	381
Ending Balance Collectively evaluated for impairment	409,096	413,119
Commercial-non real estate [Member]
Ending balance allocation:
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	268	265
Loans:
Ending Balance individually evaluated for impairment	1,402	154
Ending Balance Collectively evaluated for impairment	29,283	33,878
Consumer-Mobile Homes [Member]
Ending balance allocation:
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	560	609
Loans:
Ending Balance individually evaluated for impairment	0	0
Ending Balance Collectively evaluated for impairment	43,198	37,030
Consumer-Other [Member]
Ending balance allocation:
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	531	592
Loans:
Ending Balance individually evaluated for impairment	0	0
Ending Balance Collectively evaluated for impairment	$ 45,171	$ 41,110